SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER	E-MAIL ADDRESS
212-455-2812	RFENYES@STBLAW.COM

December 22, 2009

VIA EDGAR

Re:	GPC Capital Corp. II
Registration Statement on Form S-1
File No.: 333-162815

Ms. Pamela Long

Mr. Dietrich King

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Dear Ms. Long and Mr. King:

On behalf of GPC Capital Corp. II and Graham Packaging Company Inc. (the “Company”), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated November 25, 2009 (the “comment letter”) relating to the Registration Statement on Form S-1 filed on November 2, 2009 (the “Existing Registration Statement”), as well as to advise you of structural changes relating to the IPO Reorganization contemplated in the Existing Registration Statement.

The initial public offering contemplated in the original registration statement will be effected through the Company, an indirect parent company of GPC Capital Corp. II and Graham Packaging Holdings Company. As a result of this change, the IPO Reorganization described in the Existing Registration Statement will no longer be required. Accordingly, the Company is filing a new Registration Statement on Form S-1 (the “New Registration Statement”), which is substantially similar to the Existing Registration Statement and which reflects both the

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December 22, 2009

aforementioned structural changes and further changes that are responsive to the Staff’s comments in the comment letter. The responses and information provided below are based upon information provided to us by the Company.

$19,530 of the $24,955 filing fee was previously paid on October 29, 2009 in connection with the filing of the Existing Registration Statement. On December 21, 2009, the remaining $5,425 was paid on behalf of the Company by Graham Packaging Company, L.P.

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of the New Registration Statement.

General

1.	Please add to the registration statement all the currently omitted information that is not subject to Rule 430A under the Securities Act of 1933, as amended. Please note that we will need adequate time to review this information once it is provided.

The Company is still in the process of determining the number of shares to be offered and an appropriate price range, as well as a limited amount of other non-430A information, and as a result, is not yet able to include this information in the Registration Statement. The Company will include all non-430A information in future filings promptly after making such determinations and notes that the Staff will need adequate time to review this information once it is provided.

2.	Please note that we may have comments on the legal opinion and other exhibits once they are filed. Please note that we will need adequate time to review these materials before we will entertain a request to accelerate the effectiveness of the registration statement.

The Company is aware that the Staff will need adequate time to review the exhibits before accelerating effectiveness of the Registration Statement and plans to file all outstanding exhibits in the near future.

3.	Prior to the effectiveness of the registration statement, please arrange to have FINRA call us or provide us with a letter indicating that FINRA has cleared the underwriting arrangements for the offering.

The Company is aware that the Staff will need a no objections letter from FINRA prior to the effectiveness of the New Registration Statement and will provide the Staff with such letter or a call from FINRA informing the Staff that FINRA has no additional concerns as soon as the amount of compensation to be allowed or paid to the underwriters has been cleared with FINRA.

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December 22, 2009

Prospectus Cover Page

4.	Please disclose the names of the lead or managing underwriters and the nature of the underwriting arrangements for the offering. Please refer to Item 501 (b)(8) of Regulation S-K.

The Company is still determining the underwriting arrangements and as a result is not yet able to add the names of the underwriters and include information regarding the underwriting arrangements to the cover page of the prospectus. The Company will include this information in future filings promptly after finalizing negotiations.

5.	Please revise your disclosure to clarify the circumstances under which the selling stockholders could offer securities pursuant to this prospectus. If any such offering by them would be limited only to the satisfaction of the underwriter’s over-allotment option, please clearly disclose this. Please make conforming revisions throughout the prospectus, including in the description of the offering in the “Summary” section, the “Principal and Selling Stockholders” section and the “Underwriting” section.

The Company is still evaluating the size of the offering and has not determined with certainty whether and how selling stockholders will participate in the offering. The Company intends to supply the information requested by the Staff in future filings once such decisions have been made.

6.	Please delete the references to “Joint Book-Running Managers” and “Co-Managers.” These designations are not required by Item 501 of Regulation S-K, conflict with plain English principles and are not material to an investment decision. If you wish to use these designations, please limit their use to the “Underwriting” section.

The Company has deleted the references to “Joint Book-Running Managers” and “Co-Managers” from the cover page of the prospectus and has limited the use of such terms to the “Underwriting” section.

Table of Contents, page i

7.	We note the disclaimer immediately following the table of contents. Each of the last two sentences of the disclaimer suggests that investors cannot rely on the information in the prospectus. Please delete or otherwise revise the disclaimer to eliminate any suggestion that investors cannot rely on the information you have chosen to include in the prospectus.

The Company has revised the last two sentences in the italicized paragraph under the table of contents to eliminate any suggestion that investors cannot rely on the information included in the prospectus.

Prospectus Summary, page 1

Our Strengths, page 2

Attractive, Stable Margins and Strong Cash Flow Generation, page 4

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December 22, 2009

8.	Please balance this disclosure by disclosing the amount of your total outstanding indebtedness as of September 30, 2009 and noting that a significant portion of your cash flow is used to service your indebtedness.

The Company has revised the risk factor on page 4 to include the amount of its outstanding indebtedness as of September 30, 2009 and to clarify that a significant portion of its cash flow is used to service its indebtedness.

Risk Factors, page 12

9.	Please delete the third and fourth sentences in the italicized introductory paragraph to the risk factors section, Please refrain from using qualifying or limiting statements in the introductory paragraph, such as references to other risks that you do not currently deem material or of which you are currently unaware. In view of the requirements of Item 503(c) of Regulation S-K, such qualifications and limitations are inappropriate. Your risk factor disclosure should address all of the material risks that you face. If you do not deem risks material, you should not make reference to them.

The Company has deleted the third and fourth sentences and has revised the fifth sentence in the italicized introductory paragraph of the “Risk Factors” section on page 12 to avoid qualifying or limiting statements.

Risks Related to Our Business, page 12

Increases in resin prices, relative to alternative packaging materials, and reductions in resin supplies could significantly slow our growth and disrupt our operations, page 13

10.	We note your disclosure concerning the potential impacts of resin prices on your operations. With a view towards potentially enhanced risk factor disclosure and “Raw Materials” disclosure on page 68, please tell us whether increases in petroleum prices can have a material impact on resin prices.

The Company uses three primary types of plastic resin: polyethylene terephthalate (PET), high-density polyethylene (HDPE) and polypropylene. All of them are thermoplastic polymers that can be derived from either crude oil or natural gas. The price of resin is impacted by fluctuations in the price of petroleum, but the correlation is not perfect. Additionally, changes in the cost of resin usually lag changes in the price of petroleum; for example, the price of crude oil peaked in July 2008 while the price of PET, HDPE and polypropylene peaked in August 2008. Other factors also impact the price of resin, weakening the correlation between the cost of resin and the price of petroleum, such as the number of manufacturers producing resin and the level of demand for other petroleum-based products (as refineries will direct their production to the most profitable petroleum derivative). The Company has added disclosure on page 13 describing several factors that impact resin prices.

Risks Related to Our Indebtedness, page 17

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December 22, 2009

The terms of our debt instruments restrict the manner in which we conduct our business and may limit our ability to implement elements of our business strategy, page 18

11.	Please disclose the status of your compliance with the material covenants in the instruments and agreements governing your indebtedness.

The Company has added disclosure on page 18 indicating that it is in compliance with the covenants in the instruments and agreements governing its indebtedness.

The IPO Reorganization, page 25

12.	Graham Packaging Holdings Company is currently owned, directly or indirectly, by Blackstone, members of management and other investors, who collectively own an 81.0% limited partnership interest and a 4.0% general partnership interest, and by the Graham Family, who owns a 14.3% limited partnership interest and a 0.7% general partnership interest. In the IPO Reorganization, Graham Packaging Company Inc. will exchange newly issued shares of its common stock for all of these partnership interests. Simultaneous with the exchange of stock for partnership interests, Graham Packaging Holdings Company options held by management will become options to purchase your common stock. Please address the following:

•

Please clearly disclose the exchange rate that will be used to determine the number of shares of common stock that will be received in exchange for partnership units as well as the exchange rate that will be used to determine the number of options that will be exchanged for options in your common stock. You should disclose how you arrived at the appropriate exchange rates, including the factors that you considered. Please clarify if the same exchange ratio will be used for all of the existing owners. If not, please disclose your accounting for any preferential rights or beneficial conversion features;

•	Please clarify whether any holders of partnership units will increase or decrease their proportionate ownership levels relative to other unitholders as a result of the reorganization; and

•

Please clarify whether anyone who is not an existing owner will receive shares of your common stock in the reorganization. If so, please tell us the terms under which these shares will be given to these non-existing owners, including if any consideration will be paid.

As a result of the Company’s plan to effect the contemplated initial public offering, rather than GPC Capital Corp. II, the IPO Reorganization described in the Existing Registration Statement will not take place. Instead, the Company’s subsidiary, Graham Packaging Holdings Company, a Pennsylvania limited partnership, will undergo a recapitalization wherein its partnership interests will be converted into partnership units.

Contemporaneous with the recapitalization, the Company will effect a stock split (these actions collectively are referred to as the “Reorganization”). In addition, holders of

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December 22, 2009

Graham Packaging Holdings Company partnership units and options to acquire Graham Packaging Holdings Company partnership units will be granted rights to exchange Graham Packaging Holdings Company partnership units for shares of the Company’s common stock on a 1-for-1 basis, subject to customary adjustments. Note that the proportionate ownership of each of the Company and Graham Packaging Holdings Company will not be affected by the stock split and recapitalization, respectively. Additionally, no stockholder in the Company or partner in Graham Packaging Holdings Company will receive additional equity interests in the Reorganization and no one who is not an existing owner will receive shares of the Company’s common stock.

The Company has added disclosure describing the aforementioned Reorganization beginning on page 28.

13.	It appears that certain of your debt agreements contain specific clauses related to a change of control. For example, your disclosures on page 111 indicate that upon the occurrence of a change of control the holders of your senior notes and senior subordinated notes can require you to repurchase some or all of their notes at 101% of their principal amount, plus accrued and unpaid interest, if any. In this regard, please address whether the IPO reorganization and this offering could impact these clauses.

As a result of the Company’s plan to effect the contemplated initial public offering, rather than GPC Capital Corp. II, the IPO Reorganization described in the Existing Registration Statement will not take place.

The offering and the Reorganization described in the New Registration Statement will not constitute a Change of Control under the indentures governing Graham Packaging Company’s senior notes and senior subordinated notes. The Company has added disclosure to this effect on page 128.

The offering and the Reorganization described in the New Registration Statement would have constituted a Change of Control under the Graham Packaging Company’s credit agreement. However, on December 16, 2009, the Company amended the credit agreement to provide that the offering and the Reorganization will not constitute a Change of Control under that agreement. The Company has added disclosure to this effect on page 127.

Capitalization, page 29

14.	Please briefly disclose each of the adjustments used to arrive at your pro forma capitalization amounts as of September 30, 2009.

The Company has added additional disclosure to the introduction to the capitalization table on page 33 and has also added a cross-reference in note (5) of the capitalization table to the Unaudited Pro Forma Financial Information.

Unaudited Pro Forma Financial Information, page 30

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December 22, 2009

15.	Please expand your disclosures to address your anticipated accounting treatment for the IPO Reorganization, including how you determined that it should be accounted for as a combination of entities under common control with no change in the historical accounting basis of Graham Packaging Holdings Company, other than as required by the change in tax status. You should also specifically address how you determined that there would be no accounting impact for the exchange of options in Graham Packaging Holdings Company into options to purchase your common stock. Please disclose what consideration you gave to ASC 718-20 in accounting for the exchange of these options, including whether the replacement awards should be accounted for as compensation expense. Please disclose whether or not the original options were vested and whether the new options will or will not be vested. Please also disclose how you will account for the new options subsequent to the acquisition.

As a result of the Company’s plan to effect the contemplated initial public offering, rather than GPC Capital Corp. II, the financial statements included in the New Registration Statement will be the financial statements of the Company, which is a parent company of Graham Packaging Holdings Company. The Company acquired an 85% interest in Graham Packaging Holdings Company in 1998 and has applied purchase accounting for the acquisition as of that date.

Also, as a result of the change in structure, options of Graham Packaging Holdings Company will not be exchanged. As described in the response to comment 12 above, Graham Packaging Holdings Company will undergo a recapitalization wherein its partnership interests will be converted into partnership units. Contemporaneous with the recapitalization, the Company will effect a stock split. In addition, holders of Graham Packaging Holdings Company partnership units and options to acquire Graham Packaging Holdings Company partnership units will be granted rights to exchange Graham Packaging Holdings Company partnership units for shares of the Company’s common stock on a 1-for-1 basis, subject to customary adjustments. Note that the proportionate ownership of each of the Company and Graham Packaging Holdings Company will not be affected by the stock split and recapitalization, respectively. The original options were vested and unvested depending on the date of grant and/or the attainment of performance or market conditions. Options will maintain the same vesting status before and after the modifications.

In its consideration of the accounting for these changes under ASC 718, the Company evaluated both the stock split of and granting of exchange right to the Graham Packaging Holdings Company options. Changes that awards undergo as a result of an equity restructuring are modifications under ASC 718. Under the terms of the option agreements with holders of Graham Packaging Holdings Company options, the Company is required to adjust the strike price and number of options granted in the event of an equity restructuring such that the value and terms of the option would be exactly the same immediately prior to and after the restructuring. Under ASC 718-20-55, if awards are adjusted based on an existing antidilution provision that requires the adjustment in the event of an equity restructuring, and is properly structured to preserve the value of the awards upon completion of the equity restructuring, incremental fair value generally

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December 22, 2009

should not result from the modification. Accordingly, the Company will not record incremental compensation expense for the change in the number and strike price of the Graham Packaging Holdings Company options.

Because it is a virtual certainty that option holders will take advantage of the right to exchange options in Graham Packaging Holdings Company, the Company believes the granting of the right to exchange options in Graham Packaging Holdings Company to options in the Company’s stock is part of the same modification. That is, the adjustment to the number of options and the strike price, taken together with the granting of the exchange rights, is, in substance, identical to exchanging options of Holdings for options of the Company. The Company believes that the granting of the exchange rights will result in little or no incremental compensation expense, as the Company believes that the fair value of Graham Packaging Holdings Company’s options immediately prior to the modification will be the same or consistent with the fair value of such options immediately after the modification. In arriving at this conclusion, the Company considered what influence the planned IPO of the Company has on such valuations, and the nature and amount of any additional value of the Company versus Graham Packaging Holdings Company. Accordingly, the Company does not anticipate recording significant, if any, incremental compensation expense at the time of the modification.

16.	Please disclose in your pro forma and historical financial statements the nature and terms of any management or cost sharing agreements that will be in place subsequent to the reorganization and offering. Please give pro forma effect to these arrangements in your pro forma financial statements, if applicable.

The Company expects that, in connection with the offering, it will terminate the Monitoring Agreement. Although not cost sharing agreements, the Company expects to enter into income tax receivable agreements in connection with the offering. Please see the description of these agreements that begins on page 120. The pro forma financial statements have been adjusted to reflect the termination of the Monitoring Agreement and the new income tax receivable agreements.

17.	For note (a), please clearly disclose how you arrived at each of the two components that compose the $0.9 million net adjustment to stockholders’ equity (deficit). You should discuss any significant estimates and assumptions used to arrive at these adjustment amounts, including the assumed tax rate. For the $23.5 million component of this adjustment, please also clearly disclose how you determined the amount of the net deferred tax assets of $260.3 million and corresponding valuation allowance amount of $236.8 million. Given that Graham Packaging Holdings Company recorded losses before income taxes for each of the three years ended December 31, 2008, please discuss the nature of the deferred tax assets which have not been offset by a valuation allowance and how you determined that these would be realized. In this regard, please consider addressing the following:

•	Please expand your discussion of the nature of the positive and negative evidence that you considered, how that evidence was weighted, and how that

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December 22, 2009

evidence led you to determine it was not appropriate to record a valuation allowance on the remaining deferred income tax assets. You should consider discussing the significant estimates and assumptions used in your analysis. Please discuss how you determined the amount of the valuation allowance to record;

•	Please disclose the amount of pre-tax income that you need to generate to realize the deferred tax assets;

•	Please include an explanation of the anticipated future trends included in your projections of future taxable income; and

•

Please disclose that the deferred tax liabilities you are relying on in your assessment of the realizability of your deferred tax assets will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets. Please also consider providing similar disclosures regarding the realizability of your deferred tax assets in the historical financial statements.

As a result of the Company’s plan to effect the contemplated initial public offering, rather than GPC Capital Corp. II, the aforementioned pro forma adjustment is no longer applicable as the tax effects are reflected in the consolidated financial statements of Graham Packaging Company Inc., which are included in the prospectus.

Pursuant to the requirements of ASC 740-10-30, the Company assesses the realizability of deferred tax assets based on an evaluation of positive and negative evidence of future taxable income. The negative evidence includes a history of losses, including cumulative losses in recent years. Due to the history of losses, the positive evidence was limited to the reversal of existing taxable temporary differences and future income projections were not considered. A valuation allowance was established based on the gross deferred tax asset less the deferred tax liabilities that will generate ordinary taxable income and reverse in the same jurisdictions before the expiration of the loss carryforwards.

The amount of the valuation allowance required to reduce the deferred tax assets to the amount that is more likely than not to be realized is assessed on an on-going basis. The Company expects that the assumptions and estimates underlying the current determination may change and require adjustments to the valuation allowance in future periods. Such subsequent changes would impact the Company’s future income tax provisions.

The Company has included this disclosure in its financial statements in note 19 on pages F-40 and F-41.

Notes to Unaudited Pro Forma Condensed Consolidated Statements of Operations, page 36

18.	For note (a), please clearly disclose how you arrived at the adjustment amount of $0.5 million for the year ended December 31, 2008 and correspondingly the $0.2 million for the nine months ended September 30, 2009. It appears that these adjustment amounts

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December 22, 2009

are composed of multiple components. You should separately show each component and discuss how you arrived at each component amount, including any significant estimates and assumptions used to arrive at the amount, if the amount of debt being repaid was outstanding for the entire historical period.

See response to comment 17 above.

19.	For note (b), please disclose precisely how the amount of each adjustment was computed. For example, you should show the amount of each loan being repaid times its interest rate and arrive at the amount of interest expense to be deducted.

The Company has disclosed the method of computing each adjustment in note (d) on page 43.

20.	For note (e), please provide a clear reconciliation between the historical weighted average number of units and pro forma weighted average shares used in computing basic and diluted EPS. For the options which have been excluded from your computation of pro forma diluted earnings (loss) per share for the nine months ended September 30, 2009, please disclose the specific terms of the contingencies which were not met.

The Company has revised its disclosure to provide tables in note (h) on page 44 to reflect the reconciliations of historical weighted average number of units and pro forma weighted average shares used in computing basic and diluted EPS.

Regarding contingencies, there are two types of options that contain contingencies: (1) those which vest and become exercisable upon the attainment of certain financial performance goals associated with a sale of Blackstone’s entire interest in the Company, and (2) those which vest and become exercisable upon Graham Packaging Holdings Company’s achievement of specified earnings targets. The Company has expanded its disclosure of such contingencies in note (h)(5) on page 44.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 41

Result of Operations, page 43

21.	We note your disclosure throughout this section that “resin prices can fluctuate significantly.” Please disclose the factors that, in your estimation, can cause the most significant fluctuations in resin prices.

The Company has expanded disclosure regarding the factors that it believes most significantly influence resin prices on pages 52, 55 and 58.

22.	Please quantify the impact of each factor when multiple factors contribute to material fluctuations. For example, in your discussion of sales for the nine months ended September 30, 2009 compared to the nine months ended September 30, 2008, you state that a large part of the decrease was due to a decrease in resin costs along with the

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December 22, 2009

negative impact of changes in exchange rates, lower unit volume, and price reductions. In a similar manner to your quantification of the impact of changes in exchange rates, you should also quantify the impact of other factors. This should include the extent to which fluctuation in your sales are attributable to changes in prices, changes in the volume of products sold, and the introduction of new products. Refer to Items 303(a)(3)(iii) of Regulation S-K and Financial Reporting Codification 501.04. Critical Accounting Policies and Estimates.

The Company has expanded the disclosure on pages 50 and 51 about the impact of resin prices in the cost of goods sold. The Company believes that additional quantification of changes in resin prices would be competitively harmful to the Company. The access by the Company’s customers and suppliers to variances due to resin price fluctuation would enable them to calculate the price the Company pays for resin and gain leverage when negotiating agreements. Similarly, volume and price reduction quantification could competitively harm the Company. The Company’s customers would be able to use quantified variances for volume and price to calculate their proposed pricing relative to our customers on an average basis, thereby gaining an advantage in negotiations. Additionally, the Company’s competitors would be able to utilize the same information to undercut the Company’s price when bidding for the Company’s customers’ business.

Long-Lived Assets and Impairment of Goodwill, page 58

23.	In the interest of providing readers with a better insight into management’s judgments in accounting for goodwill, please consider disclosing the following:

•	The reporting unit level at which you test goodwill for impairment and your basis for that determination;

•	How you weight each of the methods used to value goodwill, including the basis for that weighting;

•	How the methodologies used for valuing goodwill in the current year have changed since the prior year; and

•

To the extent that any of your reporting units have estimated fair values that are not substantially in excess of the carrying values and to the extent that goodwill for these reporting units, in the aggregate or individually, could materially impact your operating results or total shareholders’ equity, please provide the following disclosures for each of these reporting units:

•	The percentage by which fair value exceeds the carrying value as of the most recent step-one test;

•	The amount of goodwill;

•	A description of the assumptions that drive the estimated fair value;

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December 22, 2009

•

A discussion of the uncertainty associated with the key assumptions. For example, to the extent that you have included assumptions in your projected cash flow model that materially deviate from your historical results, please include a discussion of these assumptions; and

•	A discussion of any potential events and/or circumstances that could have a negative effect to the estimated fair value.

If you have determined that the estimated fair value substantially exceeds the carrying value for all of your reporting units, please disclose this determination. Please also provide the above disclosures, as applicable, for any long-lived assets or asset groups for which you have determined that fair value is not substantially in excess of the sum of undiscounted cash flows expected to result from the use and eventual disposition of the asset and to the extent that the asset amounts, in the aggregate or individually, could materially impact your operating results or total shareholders’ equity. Please refer to Item 303 of Regulation S-K and Sections 216 and 501.14 of the Financial Reporting Codification for guidance.

The Company has expanded its disclosure on pages 68 and 69 to provide the basis for its determination of the reporting units used in its goodwill impairment testing. Additionally, the Company has expanded its disclosure to indicate that, although the Company uses the discounted cash flows approach in determining fair value, it also considers the reasonableness of the implied EBITDA multiples resulting from the discounted cash flows analyses in comparison to the EBITDA multiples from publicly traded companies in its industry and relevant transactions, and that the methodology employed has not changed from the prior year. The Company has also expanded its disclosure to indicate that the estimated fair values of the reporting units having goodwill on its books substantially exceeded the carrying values of those reporting units as of the measurement date.

Related to the Staff’s comments regarding long-lived assets, the Company, in accordance with SFAS 144, “Accounting for the Impairment or Disposal of Long-Lived Assets,” obtains fair value only in instances when events or circumstances indicate that the carrying amount of a long-lived asset or asset group may not be recoverable, and then only if the carrying amount of the long-lived asset or asset group is in excess of the probability-weighted estimate of the future undiscounted net cash flows of the related long-lived asset or asset group over the remaining life of the long-lived asset or asset group. During the year ended December 31, 2008, certain long-lived assets were evaluated for possible impairment due to the events or circumstances existing that indicated that the carrying value may not be recoverable. Of these assets, a subset of assets were further evaluated for impairment by comparing estimated fair value to the carrying value of such assets due to the carrying value of such assets being in excess of the probability-weighted estimate of the future undiscounted net cash flows. Therefore, the fair value information that is being requested is not routinely available except for those assets subject to a “Step 2” impairment analysis, and as such, is not available to provide management a basis to conclude on the significance of fair value in excess of the carrying value of fixed assets on an aggregate basis. As a result, the Company respectfully declines to enhance current disclosure on this matter.

Securities and Exchange Commission

December 22, 2009

Business, page 64

24.	Please provide us with support for the following statements you make in the introductory paragraphs on page 64:

•

“We are a worldwide leader in the design, manufacture and sale of value-added, custom blow molded plastic containers for branded consumer products.” Please also disclose the basis upon which you are a worldwide leader. For example, are you referring to market share, revenue, income or some other measure?

Attached as Exhibit A is information the Company has relied upon to support the aforementioned statement. Exhibit A is a ranking of North American companies by sales of blow molded products (based on their most recent fiscal year) from Plastics News, an industry publication. The ranking is publicly available online at http://www.plasticsnews.com/rankings/blow-molders.html. While this ranking shows only North American companies, publicly-available information, of which the Company is aware, indicates that the major global blow molders are North American companies. The Company believes that its status as the largest blow molder by sales in North America and its knowledge of the major blow molders in other countries supports its statement that the Company is a worldwide leader in the design, manufacture and sale of blow molded plastic containers.

•

“We believe we have number one market share positions in North America for hot-fill juices, sports drinks/isotonics, yogurt drinks, liquid fabric care, dish detergents, hair care, skin care, oral care and certain other products.” Customers, page 69

The Company internally tracks its unit sales by these categories. The Company determines the size of the market based on discussions with its customers and suppliers of other material or machinery used in the filling industry. In most cases, customers tell the Company how many containers they buy in total during the bidding process or contract negotiation. The Company also evaluates information obtained from suppliers of other packaging products, such as bottle closures or filling machine manufacturers, relating to their sales, which enables the Company to estimate the size of the market and the amounts supplied by each competitor. For most of the aforementioned product categories, the Company’s customers typically use no more than a few suppliers, due to the customized nature of the product and concomitant tooling costs to produce such product. As a result of the limited numbers of suppliers available, the Company can generally estimate with reasonable accuracy which of its competitors supplies the balance of a customer’s container requirements, which the Company also uses to compute competitor market share. The Company divides its unit sales by its estimate of the total market to determine its market share.

Securities and Exchange Commission

December 22, 2009

Customers, page 69

25.	We note your disclosure that “many customers opt for long-term contracts, some of which have terms up to ten years.” Please provide greater context for this disclosure by providing more information about the terms of these contracts. To the extent material, this disclosure might include the average contract length, the range of contract terms for your top twenty customers, and a description of typical renewal and termination provisions.

The Company has added disclosure on page 79 clarifying generally the differences in contract terms commonly found in its long-term agreements with its on-site customers from those found in its long-term agreements with its off-site customers. The Company has also described the renewal terms commonly found in both categories of agreements.

Competition, page 70

26.	Please expand your disclosure to address competition at the segment and product category level. In addition, please disclose the principal methods of competition (e.g., price, service or product performance) and any negative factors pertaining to your competitive position relative to your major competitors besides some of them being larger and having more resources. Please refer to Item 101(c)(1)(x) of Regulation S-K.

The Company has included additional disclosure regarding competition on page 81.

Legal Proceedings, page 77

27.	Regarding the “OI” litigation commenced on November 3, 2006, please identify the county in New York State in which the court is located. Please refer to Item 103 of Regulation S-K.

The Company has disclosed on page 87 that the OI litigation commenced in New York County.

Management, page 78

28.	We note the information you have disclosed about management prior to the IPO Reorganization. Please provide the information required by Items 401 and 407(a) of Regulation S-K for management immediately following the IPO Reorganization and the completion of the offering you are registering. In doing so, please clarify how you will be governed and disclose that you will be a “controlled company” within the meaning of applicable corporate governance standards. If you anticipate that the advisory committee will still play a role in your affairs, please disclose the nature of that role and how the committee will interact with your board of directors and its committees.

The Company has revised the disclosure in the “Management” section beginning on page 88 to reflect the directors and executive officers immediately after the contemplated offering. The Company has also added disclosure relating to its status as a controlled company. Note that the Company does not expect the advisory committee to have any role after the offering.

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December 22, 2009

Director Compensation, page 81

29.	Please provide the information required by Item 402(k) of Regulation S-K.

The Company has added disclosure on page 93 indicating that the directors of the registrant do not receive any compensation for their services on the board of directors of the registrant. The Company has also added a cross-reference to the disclosure on page 115 which discusses the compensation paid to Advisory Committee members in the year ended December 31, 2008.

Compensation Discussion and Analysis, page 81

30.	Please revise your “Compensation Discussion and Analysis” to focus on the compensation awarded to, earned by, or paid to your named executive officers in 2008. You should avoid boilerplate language and repetition of the more detailed information set forth in the tables and narrative disclosures that follow. You should address general corporate compensation polices and procedures applicable to all employees only to the extent that doing so provides investors with material information necessary to an understanding of your compensation policies and decisions for your named executive officers.

The Company has revised its disclosure in the “Compensation Discussion and Analysis” beginning on page 93.

Administration and Role of Executives in Establishing Compensation, page 82

31.	Please identify the members of the compensation committee of the advisory committee.

The members of the compensation committee of the Advisory Committee are Charles E. Kiernan and James A. Quella.

Compensation Consultants and Benchmarking Data, page 82

32.	Please clarify whether you used the services of a compensation consultant in connection with establishing or making decisions with respect to compensation for your named executive officers for 2008. If you used a compensation consultant, please disclose the consultant’s role in your compensation decisions.

The Company did not use the services of a compensation consultant in connection with establishing compensation for the year ended December 31, 2008. The Company has revised the disclosure on page 94 accordingly.

Securities and Exchange Commission

December 22, 2009

33.	We note your disclosure that “[c]omparative data is only used as a reference point after determining the type and amount of compensation to be delivered.” Please expand this disclosure to clarify how you use surveys and other comparative compensation data. In doing so, please disclose what impact the survey data had on your compensation decisions for 2008. If any material compensation decisions were derived from or based on a comparison to peer companies, please identify the peer companies by name, or otherwise describe your methodologies for utilizing comparative information when implementing your compensation policies or making specific compensation awards. To the extent any specific elements of compensation are tied to a benchmark, please identify the benchmark and discuss where your actual payments and awards fell with respect to the benchmark, and to the extent that actual compensation deviated from the benchmark, please provide an explanation of the reasons for this deviation. Please refer to Item 402(b)(2)(xiv) of Regulation S-K and Question 118.05 of the Compliance and Disclosure Interpretations of the staff of the Division of Corporation Finance concerning Item 402 of Regulation S-K, which can be found on our website.

As noted in the disclosure on page 94, the Compensation Committee was provided with copies of published market trend information by a former compensation consultant. This information is sent regularly by the compensation consultant to a wide variety of persons and was not prepared specifically for the Company’s use. The Compensation Committee reviewed this survey only in order to obtain information about general current compensation practices and did not use it to benchmark the Company’s compensation of its named executive officers against that of other companies.

As noted in SEC Compliance & Disclosure Interpretation Question 118.05, “benchmarking generally entails using compensation data about other companies as a reference point on which – either wholly or in part – to base, justify or provide a framework for a compensation decision. It would not include a situation in which a company reviews or considers a broad-based third-party survey for a more general purpose, such as to obtain a general understanding of current compensation practices.”

The Company has revised its disclosure on page 94 to clarify that the Compensation Committee uses the survey data only to enhance its understanding of current general marketplace practices.

Annual Incentive Compensation - Corporate Incentive Plan, page 84

34.	Please revise your disclosure to provide us with a materially complete discussion and analysis of how you determined the amounts of the 2008 incentive cash awards for each named executive officer under your corporate incentive plan. You should provide sufficient detail and explanation to enable an investor to understand how you determined the amount shown for each named executive officer in the non-equity incentive plan compensation column of the summary compensation table. In this regard, it may be helpful to include one or more illustrations to demonstrate the calculation of the payouts under your incentive plan.

The Company has revised its disclosure on pages 96 through 99 to describe in detail how amounts paid under the 2008 corporate incentive plan are determined for each named executive officer.

Securities and Exchange Commission

December 22, 2009

35.	We note that you have not disclosed the working capital targets at both the consolidated level and the business unit level.

•

For the working capital targets at the consolidated level, please provide us with the undisclosed information and a materially complete analysis as to why you have not disclosed this information. In this regard, we direct your attention to Instruction 4 to Item402(b) of Regulation S-K and note that you should address in detail both the materiality to investors of the undisclosed information and the likelihood that the disclosure of this information would cause substantial harm to your competitive position. Please note that we may have additional comments on whether you have met the standards for treating the information confidentially. Please refer to Instruction 4 to Item 402(11) of Regulation S-K and Question 118.04 of the Compliance and Disclosure Interpretations of the staff of the Division of Corporation Finance concerning Item 402 of Regulation S-K, which can be found on our website.

The Company has revised its disclosure on page 97 to clarify that by use of the term “working capital target”, the Company is referring to a combination of days of inventory outstanding added to days accounts receivable outstanding. The Company is providing supplementally an analysis of why the Company believes that disclosure of these targets is competitively harmful to the Company. The Company has also revised its disclosure on page 97 to describe in detail the difficulty of attainment of these targets on a consolidated level by giving a summary of historical attainment of these targets

•

For the working capital targets at the business unit level, please provide more meaningful disclosure about how difficult you believe it would be for the undisclosed targets to be achieved. A statement that the targets are “not easily attained” is insufficient absent more detailed information. You should provide support for the level of difficulty you assert, which could include, for example, a discussion of the correlation between historical and future achievement of the relevant performance metric.

The Company has revised its disclosure on page 97 to describe in detail the difficulty of attainment of the working capital targets at the business unit level by giving a summary of historical attainment of these targets.

Equity Options, page 86

36.	Please disclose the EBITDA targets for 2008 applicable to the performance-based component of any option awards made to your named executive officers pursuant to the 1998 Option Plan.

The Company has revised its disclosure on page 100 to provide the adjusted EBITDA targets applicable to the performance-based vesting component of option awards.

Benefits, page 88

37.	We note from footnote (5) to the summary compensation table that in 2008 Mr. Knowlton received reimbursements for transportation costs in the amount of $678,428.

Securities and Exchange Commission

December 22, 2009

Please disclose how you determined and why you paid these reimbursements. In this regard, we note that you did not provide similar reimbursements to your other named executive officers and the reimbursements you provided to Mr. Knowlton constituted approximately 22% of his total cash compensation of $3,104,424 for 2008.

The Company paid Mr. Knowlton’s transportation expenses under the terms of his employment agreement dated as of March 28, 2007, and effective on December 6, 2006. This agreement is filed as an exhibit to the 2006 Annual Report on Form 10-K of Graham Packaging Holdings Company. Mr. Knowlton commutes out of state to spend some weekends at a family home and to the Company’s corporate office or other locations for Company business on a regular basis. The Company felt it was necessary to offer this benefit in order to entice an executive of Mr. Knowlton’s experience to become its Chief Executive Officer. The Company charters a plane for Mr. Knowlton’s use. The Company pays the charter expenses directly and treats the amount of those expenses as compensation to Mr. Knowlton. Under Mr. Knowlton’s employment agreement the transportation expenses are to be provided on an after-tax basis. The amount of transportation fees the company paid for Mr. Knowlton in 2008 was $393,827. The Company computed the tax gross-up of $284,600 by dividing the transportation fees by one minus the combined incremental federal and state tax rate of Mr. Knowlton (approximately 42%) and included this amount as compensation for Mr. Knowlton.

The Company has revised its disclosure on pages 102, 104 and 105 to provide more detail about how the reimbursements were determined and why they were paid.

2008 Grants of Plan-Based Awards, page 92

38.	Please disclose the methodology used to determine fair value for the option awards. Please refer to Instruction 3 to Item 402(d) of Regulation S-K.

The Company determines the fair value for the option awards by using the Black-Scholes model for time-based and performance based-awards and a lattice model for awards that have a performance and market condition, as its liquidity event awards have. The key inputs for the Black-Scholes model are the stock price at the date of grant, volatility and the expected term of the option. Because the Company does not have publicly traded stock it values its partnership units based on a weighting of several factors:

•

Market Multiple: The Company multiplies its EBITDA and EBIT by factors derived from the midpoint of the ratio of the stock market value of comparable packaging companies that are publicly traded to their respective EBITDA and EBIT figures.

•	Discounted Cash Flow: The Company calculates a discounted cash flow using the Company’s internal projections.

•	Comparable Transactions: The Company references recent acquisitions and/or public offerings.

Securities and Exchange Commission

December 22, 2009

During 2008, the Company used a weighting of 45% for the market multiple approach, 45% for the discounted cash flow approach and 10% for the comparable transaction approach. The Company then discounted the calculated amount to reflect the fact that its units are not publicly traded.

The Company determined the volatility of its unit price by reference to the volatility of the stock of comparable publicly-traded packaging companies. The Company determined the life of the options by using its own experience of exercise activity of options in the past.

The lattice model uses the same inputs as the Black-Scholes model to consider an infinite number of outcomes over the expected term of the options. At each final outcome, the lattice model calculates the payoff of the option. The option value is then based on the expected payoff at each outcome taking into account the different option payoffs will have zero value until they eclipse the stated multiple of invested capital.

Determining the fair value of options and partnership units is complex and the Company utilizes the help of a valuation consultant to assist it in this determination.

The Company has added disclosure on page 106 indicating that it uses Black-Scholes and lattice models in determining the fair value of option awards.

Principal and Selling Stockholders, page 103

39.	Please disclose the information required by Item 507 of Regulation S-K for each selling stockholder and clarify whether the selling stockholders are participating in the offering on the same terms as the registrant or only if the overallotment option is exercised.

The Company is still evaluating the size of the offering and has not determined with certainty whether and how selling stockholders will participate in the offering. The Company intends to supply the information requested by the Staff in future filings once such decisions have been made.

40.	Please identify by name the natural persons who exercise voting or investment control or both with respect to the shares held by the Graham Family. In addition, please identify the entities through which the Graham Family holds their securities. In this regard, we note the disclosure in footnote (10) to the beneficial ownership table on page 113 of the Annual Report on Form 10-K for the fiscal year ended December 31, 2008 filed by Graham Packaging Holdings Company.

The Company has added disclosure in the footnotes to the Principal and Selling Stockholders table on pages 117 and 118 to indicate that the Graham Family entities that hold its securities are controlled by Donald C. Graham and his family.

Securities and Exchange Commission

December 22, 2009

41.	With regard to Blackstone and the Graham Family, please tell us whether any of these stockholders are broker-dealers or affiliates of a broker dealer. For each of the aforementioned stockholders that is a broker-dealer, the prospectus should state that the stockholder is an underwriter. For each of the aforementioned stockholders that is an affiliate of a broker-dealer, the prospectus should state that (a) the stockholder purchased in the ordinary course of business and (b) at the time of the purchase of the securities to be resold, the security holder had no agreements or understandings, directly or indirectly, with any person to distribute the securities. However, if the stockholder cannot provide these representations, then the prospectus should state that the stockholder is an underwriter.

Neither Blackstone nor the Graham Family is a broker-dealer or an affiliate of a broker-dealer.

Certain Relationships and Related Party Transactions, page 105

42.	Please delete the first sentence in the introductory paragraph. Please refer to Rule 411 under the Securities Act.

The Company has deleted the first sentence of the introductory paragraph of the “Certain Relationships and Related Party Transactions” section.

Core Trust Purchasing Group Participation Agreement. page 106

43.	Please disclose the approximate dollar value of the amount involved in the transaction. Description of Capital Stock, page 112.

For the years ended December 31, 2006, 2007 and 2008, the Company estimates that its purchases from vendors affiliated with the Core Trust Purchasing Group (“CPG”) were $1.4 million, $4.9 million and $6.8 million. Under the terms of the CPG Agreement, when the Company purchases from CPG affiliated vendors, the vendors pay a commission to CPG which is shared with Blackstone. The Company is not aware of either the amount of fees paid by vendors to CPG or the amount of fees ultimately received by Blackstone in respect of its purchases. Moreover, purchases by the Company are made directly with vendors, some of whom have become affiliated with CPG (or have terminated their affiliation with CPG) after the relationship with the Company and the vendor has commenced. Accordingly, the aforementioned calculation are estimates, as CPG does not provide purchasing or discount information to the Company and the Company does not continuously check whether its vendors have become (or ceased to be) CPG affiliates.

The Company believes that the terms of the agreements it negotiates with CPG affiliated vendors are substantially identical to the terms it could negotiate on an arms-length basis with such vendors. This belief is premised on the fact that no substantial difference in terms has been observed by the Company when dealing with the transition of vendors (with whom the Company had a prior relationship) from independence to status as a CPG affiliate. Since the Company believes that the aforementioned purchases are a poor indication of the amount of fees received by Blackstone as a result of the CPG relationship, and since the Company believes that the terms of its arrangement with CPG

Securities and Exchange Commission

December 22, 2009

affiliated vendors are substantially similar to those negotiated on an arms-length basis, the Company has respectfully declined to include the aforementioned purchase amounts in the New Registration Statement.

Description of Capital Stock. page 112

44.	Please delete the text in the introductory paragraph that purports to qualify the summaries by reference to the Delaware General Corporation Law. Please refer to Rule 411 under the Securities Act.

The Company has deleted the qualifying text on page 129.

Financial Statements

Audited Financial Statements

General

45.	The IPO Reorganization will result in you becoming a taxable entity for U.S. federal and state income tax purposes. Please present pro forma tax and earnings per unit data on the face of your historical statements of operations for at least the year ended December 31, 2008 and the nine months ended September 30, 2009. Please discuss in a footnote the specific assumptions you used in arriving at each pro forma amount. See SAB Topic 1:B.2. The pro forma financial information should assume that you were taxed as a regular corporation for the entire period.

The Company is a Delaware corporation that conducts its operations through its majority-owned subsidiary Graham Packaging Holdings Company. As a result of the Company’s plan to effect the contemplated initial public offering, rather than GPC Capital Corp. II, as well as the fact that the Company is a taxable entity, it will no longer be necessary to present pro forma tax and earnings per unit data for Graham Packaging Holdings Company as Graham Packaging Holdings Company will be consolidated into the Company and the Company will present earnings per share information on a taxable basis.

Notes to Financial Statements

Note 1. Significant Accounting Policies. page F-8

General

46.	Please disclose the types of expenses that you include in the cost of goods sold line item and the types of expenses that you include in the selling, general and administrative expenses line item. In doing so, please also disclose whether you include inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, and the other costs of your distribution network in the cost of goods sold line item. With the exception of warehousing costs, if you currently exclude a portion of these costs from cost of goods sold, please disclose:

Securities and Exchange Commission

December 22, 2009

(a)	in a footnote the line items that these excluded costs are included in and the amounts included in each line item for each period presented, and

(b)	in MD&A, that your gross profit amounts may not be comparable to those of other entities, since some entities include all of the costs related to their distribution network in cost of goods sold and others like you exclude a portion of them from gross profit, including them instead in a line item, such as selling, general and administrative expenses.

The Company has included disclosure of the types of expenses included in the cost of goods sold and selling, general and administrative expenses line items in its significant accounting policies note on page F-9 and will prospectively include such disclosures in its significant accounting policies note in future filings of Graham Packaging Holdings Company beginning with the December 31, 2009 financial statements to be filed in our 2009 Annual Report on Form 10-K. The Company confirms that it has consistently classified inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs and the other costs related to the acquisition, production and distribution of its products in the cost of goods sold line item.

Deferred Revenue, page F-1

47.	Please help us better understand your accounting for reimbursement of costs incurred to design and develop customer molds under long-term supply arrangements. Please help us understand how your consideration of EITF 99-5 led you to determine that you should record these reimbursements as deferred revenue and recognize the related revenue on a straight-line basis over the shorter of the useful life of the related mold or the term of the long-term supply arrangement.

The Company designs and develops molds to produce customer-specific resin-based containers, and is compensated for such design and development efforts as part of the customer’s product purchases under long-term supply agreements. Contract provisions provide for either advance payments or increased per container pricing for such compensation. The Company considers payments received related to customer mold design and development costs to be revenue associated with the sale of the containers. Since the design and development of molds do not represent a separate earnings process, to the extent advance payments are received, the Company recognizes revenue associated with the advance payments on a straight-line basis over the long-term supply agreement, which is typically five years. This method is consistent with the Company’s experience of generally consistent sales patterns over such supply agreement terms, and is consistent with SAB Topic 13, “Revenue Recognition,” which states that “the staff believes that up-front fees, even if nonrefundable, are earned as the products and/or services are delivered and/or performed over the term of the arrangement or the expected period of performance and generally should be deferred and recognized systematically over the periods that the fees are earned.” [Footnotes omitted.] Moreover, SAB Topic 13 states in Footnote 40 that a “a systematic method would be on a straight-line basis, unless evidence suggests that revenue is earned or obligations are fulfilled in a different pattern, in which case that pattern should be followed.” Based on the Company’s experience of a relatively level

Securities and Exchange Commission

December 22, 2009

pattern of units delivered to customers under supply agreements, the Company has identified no compelling evidence to suggest that revenue related to these advance payments is earned on a basis other than straight-line.

Further, SAB Topic 13 states in Footnote 39 that the “revenue recognition period should extend beyond the initial contractual period if the relationship with the customer is expected to extend beyond the initial term and the customer continues to benefit from the payment of the up-front fee.” The Company notes that, although supply agreement renewals do occur, they are typically subject to renegotiation of key terms, including pricing and any advance payment terms to compensate for any new molds required for the renewal term. As such, the Company believes that the original term is the appropriate revenue recognition term.

The Company follows EITF 99-5 (currently ASC 340-10, “Other Assets and Deferred Costs: Overall”) to determine the appropriate recognition for costs incurred related to molds that will be used to produce products that are sold to its customers. Specifically, consistent with the conclusions reached in EITF 99-5 , the Company capitalizes as fixed assets the design and development costs for molds that it either owns, or does not own but has the non-cancellable right to use during the supply agreement term. In a few instances, where a contractual guarantee for reimbursement exists for design and development costs that otherwise would be expensed under the provisions of EITF 99-5, the Company records a receivable for the reimbursable portion of the design and development costs if the contractual guarantee is legally enforceable and the amount of reimbursement can be objectively measured and verified. These contractual guarantee amounts do not impact revenue. In any case, if the design and development involves new technology, which are typically not reimbursed by the customers, such costs are expensed as incurred. Any costs capitalized as fixed assets are amortized over the shorter of the useful life of the molds or the remaining term of the long-term supply arrangement plus reasonably assured contract renewal periods.

The Company has included the following disclosure on page F-12:

“The Company often receives advance payments related to the design and development of customer molds utilized by the Company under long-term supply arrangements. The Company records these advance payments as deferred revenue and recognizes the related revenue on a straight-line basis over the related term of the long-term supply arrangement. Current and non-current deferred revenue were $34.6 million and $25.3 million, respectively, for the year ended December 31, 2008, and $25.0 million and $24.6 million, respectively, for the year ended December 31, 2007.”

Similar disclosure will be included in future filings of Graham Packaging Holdings Company.

Securities and Exchange Commission

December 22, 2009

Note 5. Property, Plant and Equipment, page F-15

48.	Please breakout the machinery and equipment line item into smaller and more meaningful components. Please separately disclose the range of useful lives for each new category presented. For categories that still have very broad useful lives, you should separately discuss the types of assets that fall in each part of the range.

The information to provide a breakout of the machinery and equipment line item into smaller components that would reduce the range of useful lives currently disclosed in the Registration Statement for this category is not readily available at this time. The Company’s existing reports currently do not provide the requested information, and therefore, the reports will need to be modified. The Company will make the necessary modifications to its reports and will prospectively provide a further breakout of this category beginning with our December 31, 2009 financial statements to be filed in our 2009 Annual Report on Form 10-K.

Note 22. Condensed Guarantor Data, page F-43

49.	Given that Rule 3-10(d) of Regulation S-X requires that all of the subsidiary guarantors are 100% owned by the parent guarantor, please disclose, if true, that the subsidiary guarantors are also 100% owned.

The Company confirms that all subsidiary guarantors, including GPC Capital Corp. I (“CapCo I”), are 100%-owned by the parent guarantor or its 100%-owned subsidiaries. Graham Packaging Holdings Company will prospectively include such disclosure beginning with its December 31, 2009 Annual Report on Form 10-K, in footnote 22. This enhanced disclosure will read as follows: “The Operating Company, the guarantor subsidiaries and CapCo I are 100%-owned subsidiaries of Holdings.”

Please note that, as a result of the Company’s plan to effect the contemplated initial public offering rather than GPC Capital Corp. II, the Company is not required to disclose condensed guarantor financial statements, and therefore the prospective disclosure above is not included in the New Registration Statement.

Unaudited Financial Statements

General

50.	Please address the above comments, as applicable.

The Company will prospectively revise its unaudited financial statements beginning in the first quarter of 2010 in order to address comment 48 above. Comments 46 and 47 are not applicable to the unaudited financial statements. Comments 45 and 49 are not applicable to the Company. Graham Packaging Holdings Company will prospectively revise its unaudited financial statements beginning in the first quarter of 2010 in order to address comments 45 and 49.

Securities and Exchange Commission

December 22, 2009

51.	Please provide us with an analysis of all issuances of partnership units since January 1, 2009. For each issuance, please tell us:

(a)	the parties issued to, including whether they are related parties;

(b)	the purpose of the issuance;

(c)	the nature of any consideration received;

(d)	the fair value of these units and how you determined the fair value; and

(e)	how you accounted for these units.

To the extent applicable, please reconcile the fair values you used for the above equity transactions to the fair value indicated by the anticipated IPO price. We will not be able to complete our evaluation of your response until the IPO range has been disclosed.

Partnership units

Graham Packaging Holdings Company has issued no partnership units since January 1, 2009.

The Company determined the fair value of a partnership unit at December 31, 2008. Because the Company does not have publicly traded stock it values its partnership units based on a weighting of several factors:

•

Market Multiple: The Company multiplies its EBITDA and EBIT by factors derived from the midpoint of the ratio of the stock market value of comparable packaging companies that are publicly traded to their respective EBITDA and EBIT figures. The comparables used were Aptargroup Inc., Ball Corp., Crown Holdings Inc., Owens-Illinois Inc, and Silgan Holdings Inc.

•	Discounted Cash Flow: The Company calculates a discounted cash flow using the Company’s internal projections.

•	Comparable Transactions: The Company references recent mergers and acquisitions.

In the past the Company has used an equal weighting of the valuation approaches described above. During 2008, the Company used a weighting of 42.5% for the market multiple approach, 42.5% for the discounted cash flow approach and 15.0% for the comparable transaction approach as there were few transactions to reference because of economic conditions. The Company then discounted the calculated amount to reflect the fact that its units are not publicly traded. The relative weightings used for the October 2009 valuation were 40.0% for the market multiple approach, 40.0% for the discounted cash flow approach and 20% for the comparable transaction approach. Note that more consideration was given to the transaction approach as the credit markets were more open in October than they were in December and hence the ability to make acquisitions or divestitures increased.

Securities and Exchange Commission

December 22, 2009

Partnership Options

The Company has issued 184 options to purchase partnership units in Graham Packaging Holdings Company since January 1, 2009, including grants to Mark S. Burgess, its CEO, in connection with his appointment as CEO, David W. Bullock, its CFO, and David R. Nachbar, its Chief Human Resources Officer (“CHRO”), in connection with their employment by the Company. In addition, the Company granted options to Gary G. Michael and Charles E. Kiernan in recognition of their continued service on the Advisory Committee. All options to acquire partnership units are granted at no less than fair value at the date of grant. A listing of partnership option grants in 2009 is as follows:

Name	Position	Date of Grant	Grant	Fair Value per Unit
David R. Nachbar	CHRO	April 6, 2009	35	$25,122
David W. Bullock	CFO	May 4, 2009	80	$25,122
Mark S. Burgess	CEO	June 17, 2009	50	$25,122
Others	Employees	August 1, 2009	6	$25,122
Other	Employee	September 1, 2009	3	$25,122
Gary G. Michael	Member, Advisory Committee	October 1, 2009	5	$50,659
Charles E. Kiernan	Member, Advisory Committee	October 1, 2009	5	$50,659
Total			184

The Company accounts for options issued in accordance with ASC 718-20. The Company has three types of options:

•	Time-based – the grant date fair value is amortized over the vesting period.

•

Performance-based – The fair value is expensed when the Company believes it is probable that the performance target (adjusted EBITDA in the Company’s case) will be met. Performance targets are annual and the options vest over four years, subject to achieving the target. The Company uses graded vesting to expense grants and separates the initial grant in to four separate tranches recognizing cost on a straight-line basis over the vesting period for each separate vesting tranche. If, at any point, the Company believes it will not meet its adjusted EBITDA target, it will reverse any compensation expense previously recorded for that tranche.

•

Transaction-based – These options vest upon the occurrence of a liquidity event, defined as a sale by Blackstone, in one or a series of transactions, of its entire interest in Holdings and Graham Packaging Company, L.P. at an equity value that is a specified multiple of invested capital. No liquidity event shall be deemed to occur until and unless Blackstone has sold its entire interest in Holdings. These options have a performance condition (liquidity event) and a market condition (realization of equity value at a certain multiple of invested capital.) The Company determines the fair value at the date of grant but will not record expense until it is probable that a liquidity event will occur.

Securities and Exchange Commission

December 22, 2009

The Company determines the fair value for the option awards by using the Black-Scholes model for time-based and performance options and a lattice model for transaction based options. The key inputs for the Black-Scholes model are the unit price at the date of grant (described above), volatility and the expected term of the option. The lattice model uses the same inputs as the Black-Scholes model to consider an infinite number of outcomes over the expected term of the options. At each final outcome, the lattice model calculates the payoff of the option. The option value is then based on the expected payoff at each outcome taking into account the different option payoffs will have zero value until they eclipse the stated multiple of invested capital. The Company determined the volatility of its unit price by reference to the volatility of the stock of comparable publicly-traded packaging companies at each option grant date. For the April 6 and May 4, 2009 valuations, for example, the volatility used was 30%. The range of public comparables was 17.9% to 44.9% for the period 2006-2008. The Company determined the life of the options by using its own experience of exercise activity of options in the past. Determining the fair value of options and partnership units is complex and the Company utilizes the help of a respected valuation consultant to assist it in this determination.

The Company notes that there is a significant difference between the fair values at which options on Holdings partnership units were granted in 2009. The Company estimated the fair value of Holdings partnership units as of December 31, 2008 and October 1, 2009. Because a fair value determination of Holdings partnership units requires significant management effort and the expense of an outside advisor, the Company has used a fair valuation of its units for up to a year in the granting of options, unless there are significant changes in the assumptions used. The difference in the valuations used is due to several factors outlined below, most notably the movement of the market values of comparable companies. For example, if the Company used the same EBITDA and EBIT multiples in its October 2009 unit valuation that it used its December 31, 2008 unit valuation, the fair value of a partnership unit would have been lower by 21%.

The Company reviewed the assumptions in the December 31, 2008 valuation before each grant issued in 2009 prior to the October 1, 2009 valuation and determined that the assumptions used in that valuation were similar. The S&P 500 closed at 903.25 and the Dow closed at 8,776.39 on December 31, 2008. On April 6, 2009, May 4, 2009 and June 17, 2009, the dates of the 2009 grants to Mr. Nachbar, Mr. Bullock and Mr. Burgess, the S&P 500 closed at 835.48, 907.24 and 910.71, respectively and the Dow closed at 7,975.85, 8426.74 and 8,497.18, respectively.

While market indices began to increase during July and August 2009, the two grants totaling nine options to three employees, none of whom was a named executive officer, were not considered material enough to warrant the time and expense of an updated valuation. The nine options represented less than 0.7 % of outstanding options at the time and less than 0.07 % of outstanding partnership units. Although not available at the time, had the Company used the October 1, 2009 valuation (which reflects additional fair

Securities and Exchange Commission

December 22, 2009

value increases since the date of the option grants) for these nine options, incremental expense would have been less than $150,000 and therefore immaterial. The closing values of the S&P 500 and the Dow and the percent change in the index from December 31, 2008 are shown in the table below and further details are provided in the chart:

Date of Grant	Fair Value per Unit	S&P 500	Percent change from 12/31/08	Dow	Percent change from 12/31/08
December 31, 2008	$25,122	903.25		8,776.39
April 6, 2009	$25,122	835.48	(7.5%)	7,975.85	(9.1%)
May 4, 2009	$25,122	907.24	0.4%	8,426.74	(4.0%)
June 17, 2009	$25,122	910.71	0.8%	8,497.18	(3.2%)
July 31, 2009	$25,122	987.49	9.3%	9,171.61	4.5%
September 1, 2009	$25,122	998.04	10.5%	9,310.60	6.1%
October 1, 2009	$50,659	1,029.85	14.0%	9,509.28	8.4%
October 9, 2009	$50,659	1,071.49	18.6%	9,864.94	12.4%
December 17, 2009		1096.08	22.5%	10,308.26	19.3%

The other major assumption, the Company’s internal cash flow projections, did not change materially from December 31, 2008 through October 2009 although the discount rate used for the analysis decreased due to market conditions. When the grants for Messrs. Michael and Kiernan were approved in October the Company performed another contemporaneous valuation with the assistance of an outside valuation firm because at that point the market had increased significantly. In addition, during September 2009 the Company began to contemplate a stock offering which caused it to reduce its lack of marketability discount from 10% to 5%. The Company first consulted with investment banks regarding the possibility of an IPO in October 2009.

In the case of Mr. Burgess, all, and in the case of Mr. Bullock, 40, of the options granted to them in 2009 are transaction-based. As it is not contemplated that Blackstone will sell its entire interest in this offering, the fair value of these options will not be expensed. In the case of Mr. Nachbar, half of his options are performance- based. The Company believes it is probable that it will meet its adjusted EBITDA target for the current year and has amortized and will amortize 25% of the grant date fair value of these options on a straight-line basis from the date of grant. The remaining 40 options granted to Mr. Bullock and the remaining 17.5 options granted to Mr. Nachbar are time based and the fair value is amortized over four years.

Common Stock

Graham Packaging Company Inc. has had only one share issuance since January 1, 2009 and no option issuances. In conjunction with his employment with the Company, Mr. Bullock entered into subscription agreement dated May 4, 2009 to purchase 25.66 shares of the Company at a price of $9,741.06 per share. This price equated to a partnership unit price of $25,122, as there is no difference in economic value between Graham Packaging Company Inc. and Holdings, but there are different numbers of equity interests outstanding. The Company has recorded the aggregate amount of $250,000 on the Condensed Consolidated Balance Sheet in equity (deficit) with a corresponding deduction for the subscription receivable in accordance with Regulation S-X, Rule 5-02.

Securities and Exchange Commission

December 22, 2009

Reconciliation of IPO price range

The change in unit valuation from $25,122 at December 31, 2008 to $50,659 at October 1, 2009 was driven primarily by the change in enterprise value resulting from increased market multiples and can be summarized as follows (in millions):

Equity value at December 31, 2008	$336.3
Impact of implied EBITDA and EBIT multiple increase from December 31, 2008 to September 30, 2009	285.3
Impact of increase in last twelve months EBIT and EBITDA from December 31, 2008 to September 30, 2009	69.7
Impact of change in weighted average cost of capital used in the discounted cash flow from 10.0% at December 31, 2008 to 9.5% at September 30, 2009	8.1
Increase in cash from December 31, 2008 to September 30, 2009	140.2
Increase in enterprise value	503.3
Increase in fair value of debt (a)	(171.0)
Change in lack of marketability discount	37.1
Increase in equity value	369.4
Equity value at October 1, 2009	$705.7

The values used in the above analysis are summarized in the table below:

	December 31, 2008	October 1, 2009
Unit valuation	$25,122	$50,659
Fully diluted units outstanding (treasury stock method)	13,387.0	13,929.3
Equity value (in millions)	$336.2	$705.7
Marketability discount (in millions)	$37.4	$37.1
Debt, net of cash (in millions)	$2,226.4	$2,257.2
Enterprise value (in millions)	$2,600.0	$3,000.0
LTM EBITDA (in millions)	$450.2	$457.8
Implied multiple	5.8	6.6
LTM EBIT (in millions	$272.2	$295.3
Mean multiple	9.5	10.3

(a)	The Company’s debt at par decreased by $6.3 million from December 31, 2008 to September 30, 2009 but the fair value, which the Company uses in its valuation analysis, increased.

Securities and Exchange Commission

December 22, 2009

The Company will further supplementally advise the Staff of the reconciliation of the fair value of partnership units at October 1, 2009 to the fair value indicated by the anticipated IPO price once that price range has been established.

Note 11. Debt Arrangements, page F-69

52.	As required by the guidance under ASC 470-50-40, you performed an analysis to determine whether the fourth amendment to the credit agreement would be recorded as an extinguishment or modification of debt. Based on your analysis, it was determined that the amendment qualified as a debt extinguishment and, as a result, you recorded a gain on debt extinguishment of $0.8 million. Please provide us with a summary of the analysis you performed which led to your determination that this amendment should be accounted for as a debt extinguishment pursuant to ASC 470-50-40.

ASC 470-50-40 states, “from the debtor’s perspective, an exchange of debt instruments between or a modification of a debt instrument by a debtor and a creditor in a nontroubled debt situation is deemed to have been accomplished with debt instruments that are substantially different if the present value of the cash flows under the terms of the new debt instrument is at least 10 percent different from the present value of the remaining cash flows under the terms of the original instrument” (“10 percent test”).

Under this guidance, debt instruments that are substantially different would be accounted for as an extinguishment, whereas debt instruments that are not substantially different would be accounted for as a modification. To conduct the “10 percent test,” the Company discounted the principal and interest payments that would have been paid, prior to the amendment, using the effective interest rate on the original debt, based on the carrying value (including unamortized debt issuance costs ) at the time of the modification, and compared the result with the principal and interest payments and debt issuance fees that will be paid to the lenders, after giving consideration to the amendment, discounted using the same interest rate as that used in the former calculation. Since both the original and modified debt required interest payments based on a variable rate, the rates in effect at the time of the modification were used to calculate the future interest cash flows for purposes of performing the 10 percent test. The rates in effect at the date of modification for the original and modified debt instruments were 2.7% and 6.7% percent, respectively. As the present values resulting from these two calculations differed by greater than 10% when considered under both maturity scenarios existing at the time of the amendment (i.e., earlier of April 5, 2014 and the date that is 91 days prior to the maturity of the company’s 8.5% Senior Notes due October 2012 if such senior notes have not been repaid or refinanced) for the new debt instrument, the Company concluded that the amendment to the credit agreement represented an extinguishment of debt, rather than a modification of debt.

Note 16. Contingencies and Legal Proceedings, page F-76

53.	Please clarify whether amounts have been accrued based on the criteria of ASC 450-2025 for each of the matters disclosed. If so, please provide the disclosures required by ASC 450-20-50. If no amounts have been accrued and it is reasonably possible that a loss has been incurred or a loss in excess of amounts accrued has been incurred, please disclose an estimate of the loss or range of loss or state that an estimate cannot be made.

Securities and Exchange Commission

December 22, 2009

The Company has clarified its disclosure regarding the only lawsuit that may represent a loss in order to indicate that, because it believes that the chance it has suffered a loss is remote, no liability has been recognized. Similar disclosure will be included in future filings of Graham Packaging Holdings Company.

Schedule II - Valuation and Qualifying Accounts

54.	You disclose on page F-8 that you maintain a sales return allowance to reduce sales for estimated future product returns. Please include this allowance on your schedule pursuant to Rule 12-09 of Regulation S-X or tell us how you determined it was not necessary.

Although the Company maintains a sales return allowance, historically, the value of its sales return allowance has not been significant. As of December 31, 2008, the amount of the Company’s sales return allowance was less than $0.1 million. Based upon the insignificance of this balance, the Company has determined that disclosure of the sales return allowance is not necessary. Accordingly, the Company respectfully declines to add the sales return allowance to Schedule II.

Graham Packaging Holdings Company Annual Report on Form 10-K for Fiscal Year Ended December 31, 2008

General

55.	Please address the comments above in future filings, as applicable.

The Company and Graham Packaging Holdings Company will address the comments above in their future filings to the extent applicable.

Exhibit 31.1 and Exhibit 31.2

56.	In future filings, please do not include in the first sentence the title of the person signing the certification.

The Company will delete in the first sentence the title of the person signing the certification in future filings.

* * * * * * *

Please note that we have included certain changes to the New Registration Statement other than those in response to the Staff’s comments.

Securities and Exchange Commission

December 22, 2009

Please call me (212-455-2812) if you wish to discuss our responses to the comment letter.

Very truly yours,

/s/ Richard A. Fenyes
Richard A. Fenyes

Exhibit A

Blow Molder Rankings by Plastic News

PLASTICS NEWS.com

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BLOW MOLDERS

Ranked by sales of blow molded products in most recent full fiscal year

Originally published November 9, 2009, in *Plastics News*. Some data may have been updated.

Rank	Company	Top blow molding official	Blow molding sales (millions $)
1	Graham Packaging Co. LP [a] York, PA	**Mark Burgess** CEO	2,195.00
2	Amcor PET Packaging [b] Ann Arbor, MI	**Bill Long** CEO & President	2,000.00[E]
3	Plastipak Packaging Inc. Plymouth, MI	**William Young** CEO & President	1,230.00**
4	Consolidated Container Co. LLC Atlanta, GA	**Jeffrey Greene** CEO & President	935.00[E]
5	Southeastern Container Inc. Enka, NC	**Thomas Francis** CEO & President	775.00[E]
6	Constar International Inc. (P) [c] Philadelphia, PA	**Michael Hoffman** CEO & President	683.70
7	Ball Corp. (P) Broomfield, CO	**Larry Green** President, Ball plastic packaging, Americas	653.00
8	Silgan Plastics Corp. Chesterfield, MO	**Alan Koblin** President	651.90
9	ABC Group Inc. Toronto, Ontario	**Mark Poynton** Executive VP	600.00
10	Kautex Textron GmbH & Co. KG Bonn,	**Lothar Rosenkrantz** CEO	576.00[E]
11	Alpla Inc. Iowa City, IA	**Jodok Schaeffler** General Manager	565.00
12	Berry Plastics Corp. [d] Evansville, IN	**Ben Scheu** President	423.00
13	Inergy Automotive Systems LLC Troy, MI	**Mark Sullivan** CEO & President, North American operations	405.00
14	Liquid Container LP West Chicago, IL	**David Randall** CEO	400.00
15	Western Container Corp. Midland, TX	**Michael Andrysiak** CEO & President	304.50[E]
16	Mauser Corp. East Brunswick, NJ	**Ronald Litchkowski** CEO & President	265.00[E]
17	CKS Packaging Inc. Atlanta, GA	**Charles Sewell** CEO	256.00
18	Ring Container Technologies Corp. Oakland, TN	**Ben Livingston** President	220.00
19	Automotive Components Holdings LLC Dearborn, MI	N.A.	202.50[E]
20	TI Automotive Ltd. Warren, MI	**Bill Kozyra** Chairman & CEO	173.00[E]
21	Pretium Packaging LLC Chesterfield, MO	**Keith Harbison** Chairman	163.00
22	Drug Plastics & Glass Co. Inc. Boyertown, PA	**Fred Biesecker** Chairman & President	144.00
23	Rexam plc (P) London,	**Fabio Salik** Managing divisional director	143.00[E]
24	Custom-Pak Inc. Clinton, IA	**J.A. Anderson** CEO	126.00
25	Greif Inc. (P) Delaware, OH	**David Fischer** COO & President	125.00[E]

(P)=Publicly Held N.A.=Not available
All information was provided by the companies, except where otherwise indicated.
* Midpoint of a company-provided range
** Company-provided estimate
[E] *Plastics News* and industry estimates. These figures were *not* provided by the company.

CURRENCY NOTE: All Canadian sales figures have been converted to U.S. dollars using the average annual exchange rate for the 12 months of each company's fiscal year. For fiscal years that correspond to calendar-year 2008 the following average annual rate was used: C$1=US$0.94
All companies' fiscal years correspond the calendar-year 2008 unless otherwise noted.

a) Graham Packaging Co. LP said Nov. 2 that it is planning an initial public offering, with hopes of raising $350 million to pay down debt.
b) Data for both Amcor PET Packaging and parent Amcor Ltd. reflect Amcor's pending acquisition of parts of Alcan Packaging from Rio Tinto plc of London. Alcan operations that Amcor will acquire include blow molded pharmaceutical packaging. The deal is subject to regulatory approvals. Melbourne, Australia-based Amcor Ltd. reported 2008 sales of US$7,132.8 million.
c) Constar International Inc. emerged from Chapter 11 bankruptcy protection May 29 and its stock is now being traded over-the-counter on Pink Sheets.
d) Corporate sales for Berry Plastics Corp. are for fiscal 2008; blow molding sales reflect fiscal 2009. On Oct. 13, Berry announced plans to acquire packaging film extruder Pliant Corp. after Pliant emerges from Chapter 11 bankruptcy.
e) The data for BWay Corp.'s Nampac division does not reflect BWay's 2009 acquisition of Chicago-based Central Can Co.